INCOME TAXES (Details 5) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 03, 2011
Income taxes
Tax rate (as a percent)	25.00%	25.00%	25.00%
PRC
Income taxes
Withholding tax rate on dividends distributed to non-resident entities (as a percent)	10.00%
Provision for Chinese dividend withholding taxes	0
PRC | Group's subsidiary located in the PRC
Income taxes
Tax rate (as a percent)				25.00%
Aggregate undistributed earnings	77,931,000
PRC | VIEs and VIEs Subsidiaries located in the PRC
Income taxes
Aggregate undistributed earnings	78,175,000